Common Shares and Warrants (Details 2) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Minimum [Member] | Warrant [Member]
Expected volatility	91.00%	91.00%
Risk-free interest rate	0.36%	0.36%
Expected life	1 year	2 years
Estimated fair value per warrant	$ 3.57	$ 8.40
Maximum [Member] | Warrant [Member]
Expected volatility	103.00%	94.00%
Risk-free interest rate	0.16%	2.87%
Expected life	3 years	5 years
Estimated fair value per warrant	$ 6.51	$ 16.20
Dividend yield	0.00%	0.00%